Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Principal			Fair Value
		SHORT-TERM INVESTMENT - 85.9%
		BANK DEPOSITS - 85.9%
$ 12,215,338		Union Bank Institutional Trust Deposit Account - IV, 0.07% +	$ 12,215,338
		TOTAL SHORT-TERM INVESTMENT (Cost - $12,215,338)

		TOTAL INVESTMENTS - 85.9% (Cost - $12,215,338)	12,215,338
		OTHER ASSETS LESS LIABILITIES - 14.1%	2,012,471
		NET ASSETS - 100.0%	$ 14,227,809

	+	Reflects seven-day effective yield on January 31, 2021.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
FUTURES CONTRACTS
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Fair Value / Unrealized Appreciation (Depreciation)
17	90 Day Australian Bank Accepted Bills +	Jun-21	16,996,600	$ -
33	90 Day Australian Bank Accepted Bills +	Sep-21	32,990,100	266
24	90 Day Canadian Bank Accepted Bills +	Sep-21	5,973,000	(126)
11	90 Days Eurodollar +	Jun-22	2,744,913	50
20	90 Days Eurodollar +	Jun-21	4,992,250	-
48	90 Days Eurodollar +	Sep-21	11,980,200	1,113
63	90 Days Eurodollar +	Dec-21	15,718,500	2,613
58	90 Days Eurodollar +	Mar-22	14,475,350	2,463
22	90 Days Eurodollar +	Jun-21	5,530,800	(653)
42	90 Days Eurodollar +	Sep-21	10,559,325	430
38	90 Days Eurodollar +	Dec-21	9,554,150	37
33	90 Days Eurodollar +	Mar-22	8,296,613	(69)
44	90 Days Euro Euribor +	Jun-22	11,061,600	(270)
24	90 Day Sterling +	Dec-21	3,001,800	495
8	90 Day Sterling +	Mar-22	999,650	(309)
27	90 Day Sterling +	Sep-21	3,376,688	394
3	AUD Currency +	Mar-21	229,245	(45)
2	Brent Crude Oil +	Feb-21	110,080	(700)
2	Brent Financial Last Day +	Feb-21	110,080	(1,060)
3	CAC 40 Euro Index	Feb-21	161,880	(6,900)
6	Canadian Dollar +	Mar-21	468,720	(1,285)
5	Canada 10-Year Bond +	Mar-21	738,050	(4,108)
8	Canola +	Mar-21	110,656	(404)
7	Cattle Feeder +	Mar-21	482,038	(18,300)
5	CHF Currency +	Mar-21	702,563	(5,813)
2	Cocoa +	Mar-21	34,560	(401)
12	Corn +	Mar-21	328,200	49,175
2	Cotton No. 2 +	Mar-21	80,640	(1,130)
3	Crude Oil +	Jun-21	5,260,500	212
1	Crude Palm Oil +	Apr-21	87,250	(915)
1	DAX Index	Mar-21	336,050	(7,648)
1	DJIA Mini E-CBOT	Mar-21	149,395	(4,025)
1	Dollar Index +	Mar-21	90,569	959
10	E-Mini Russell 2000 Index	Mar-21	1,034,100	(18,600)
2	Euro STOXX 50	Mar-21	69,560	(1,902)
1	EURO/JPY Currency +	Mar-21	15,892,500	(152)
23	Euro-BOBL +	Mar-21	3,110,750	1,042
3	Euro-BTP +	Mar-21	453,000	(2,734)
15	Euro-Bund +	Mar-21	2,658,750	(5,427)
3	Euro-Buxl +	Mar-21	663,900	(9,487)
14	Euro-OAT +	Mar-21	2,338,980	(13,185)
10	FTSE China A50 Index	Feb-21	181,220	(7,509)
23	FTSE KLCI	Feb-21	1,794,000	(6,555)
11	FTSE Taiwan Index	Feb-21	582,010	(28,480)
2	FTSE/JSE TOP 40	Mar-21	1,146,760	1,160
3	Gasoline RBOB +	Feb-21	195,640	651
8	GBP Currency +	Mar-21	685,250	9,563
3	Gold (OSE) +	Dec-21	18,624,000	(6,963)
3	Gold 100 Oz +	Apr-21	555,090	2,530
3	Hang Seng Index	Feb-21	4,247,850	(31,207)
6	HSCEI	Feb-21	3,370,800	(19,843)
3	IBEX 35 Index	Feb-21	232,506	(16,314)
1	Japanese 10-Year Bond +	Mar-21	151,820,000	(382)
9	Japanese Yen Currency +	Mar-21	1,074,488	(11,731)
2	Lean Hogs +	Apr-21	61,320	910
7	Live Cattle +	Apr-21	341,180	7,860
4	Live Cattle +	Jun-21	188,160	520
Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
FUTURES CONTRACTS
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Fair Value / Unrealized Appreciation (Depreciation)
4	LME Copper +	Mar-21	785,975	$ 47,938
7	LME Lead +	Mar-21	354,200	5,837
1	LME Nickel +	Mar-21	106,041	9,207
4	LME Primary Aluminum +	Mar-21	196,788	(4,612)
3	LME Zinc +	Mar-21	192,750	(18,850)
1	Low Sulfur Gas Oil +	Feb-21	45,025	350
4	Maize +	Mar-21	43,300	2,915
16	Mexican Peso +	Mar-21	387,760	(10,510)
8	Mill Wheat +	Mar-21	90,800	7,004
1	NASDAQ 100 E-mini Index	Mar-21	258,226	4,966
13	New Zealand Currency +	Mar-21	933,400	(2,430)
4	Nikkei 225 Index (OSE)	Mar-21	11,028,000	(3,991)
7	NY Harbor ULSD +	Feb-21	469,930	(1,693)
1	NY Harbor ULSD +	Mar-21	66,961	(521)
7	OAT+	Mar-21	122,325	1,775
6	OMXS30 Index	Feb-21	1,166,550	(718)
2	Platinum (OSE) +	Oct-21	3,582,000	(177)
20	Platinum (OSE) +	Dec-21	35,980,000	(674)
10	Rapeseed +	Apr-21	219,875	9,857
6	Robusta Coffee +	Mar-21	78,360	(3,030)
8	Rough Rice (CBOT) +	Mar-21	215,360	12,660
1	S&P 500 E-Mini Index	Mar-21	233,570	(1,579)
1	S&P Mid 400 E-mini Index	Mar-21	204,620	(4,300)
4	S&P/TSX 60 Index	Mar-21	741,040	(18,843)
12	SGX Nifty 50	Feb-21	329,292	(10,491)
3	Silver +	Mar-21	403,710	19,960
4	Soybean +	Mar-21	274,000	11,100
2	Soybean Meal +	Mar-21	86,200	(5,790)
1	Soybean Oil +	Mar-21	26,772	(408)
4	Sugar #11 +	Feb-21	70,918	(784)
1	Swiss Federal Bond +	Mar-21	169,330	(304)
2	The Coffee 'C'+	Mar-21	92,213	(994)
1	TOPIX Index	Mar-21	18,040,000	1,278
35	U.S. Long Bond (CBT) +	Mar-21	5,905,165	(13,585)
12	VSTOXX Index	Feb-21	33,420	6,775
1	Wheat (CBT) +	Mar-21	33,150	1,588
2	WTI Crude Oil +	Feb-21	104,400	(1,710)
5	WTI Crude Oil +	Feb-21	261,000	(2,240)
			Net Unrealized Depreciation from Long Futures Contracts	$ (117,213)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
FUTURES CONTRACTS
Number of Short Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Fair Value / Unrealized Appreciation (Depreciation)
(10)	90 Day Sterling +	Jun-22	1,249,438	$ 51
(6)	Australian 3-Year Bond +	Mar-21	598,950	(241)
(5)	Australian 10-Year Bond +	Mar-21	494,325	(667)
(2)	CBOE VIX Index	Feb-21	64,772	(12,502)
(1)	Cocoa +	Mar-21	25,310	(80)
(1)	Copper+	Mar-21	88,900	(800)
(1)	Euro FX +	Mar-21	151,788	200
(3)	Euro/GBP Currency +	Mar-21	332,269	1,749
(38)	Euro-Schatz +	Mar-21	4,268,160	(2,165)
(2)	FCOJ-A +	Mar-21	33,180	2,618
(2)	FTSE 100 Index	Mar-21	127,220	7,287
(1)	ICE ECX Emissions +	Dec-21	32,950	(44)
(1)	KC HRW Wheat +	Mar-21	31,900	(600)
(3)	LME Copper +	Mar-21	589,481	(1,219)
(8)	LME Lead +	Mar-21	404,800	(16,750)
(1)	LME Nickel +	Mar-21	106,041	(1,896)
(5)	LME Primary Aluminum +	Mar-21	245,985	3,653
(4)	LME Zinc +	Mar-21	257,000	12,650
(3)	Long Gilt +	Mar-21	402,210	(536)
(1)	Lumber +	Mar-21	97,570	(19,085)
(2)	Natural Gas +	Feb-21	51,280	1,290
(5)	Rubber (OSE) +	Jun-21	5,912,500	385
(16)	U.S. 2-Year Note (CBT) +	Mar-21	3,535,616	(436)
(2)	U.S. 5-Year Note (CBT) +	Mar-21	251,750	(219)
(1)	Yen Denom Nikkei	Mar-21	13,890,000	3,586
			Net Unrealized Depreciation from Short Futures Contracts	$ (23,771)
			Net Unrealized Depreciation from Futures Contracts	$ (140,984)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
FUTURES CONTRACTS

+ All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
^ All collateral for open futures contracts consists of cash included as deposits with the broker.

AUD - Australian Dollar
GBP Great British Pond
BOBL - Bundes Obligation
BTP - Business Transaction Protocol
CAC - French Stock Market Index
CBOE - Chicago Board Options Exchange
CBOT - Central Bank of Turkey
CBT - Chicago Board of Trade
CHF - Swiss Franc
DAX - Deutscher Aktienindex
DJIA - Dow Jones Industrial Average
ECX - The European Climate Exchange
FCOJ - Frozen Concentrated Orange Juice
FTSE - Financial Times Stock Exchange
HSCEI - Hang Seng China Enterprises Index
IBEX - Spanish Stock Index
ICE - Intercontinental Exchange Inc.
JSE - Johannesburg Stock Exchange
KC HRW - Kansas City Hard Red Winter
KLCI - Kuala Lumpur Composite Index
LME - London Metal Exchange
NASDAQ - National Association of Securities Dealers Automated Quotations
OAT - Obligations Assimilables Du Tresor
OMXS - Stockholm Index
OSE - Osaka Securities Exchange
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor's
SGX - Stock Exchange of Singapore
STOXX - Stock Index of Eurozone Stocks
TSX - Toronto Stock Exchange
TOPIX - Tokyo Stock Price Index
ULSD - Ultra Low Sulfur Diesel
VIX - Volatility Index
VSTOXX - Volatility Derivatives on Eurex Exchange
WTI - West Texas Intermediate

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/17/2021	ADM	200,000	AUD	147,370	USD	$ 6,120
3/17/2021	ADM	400,000	AUD	382,304	CAD	7,675
3/17/2021	ADM	200,000	AUD	15,450,400	JPY	5,853
3/17/2021	ADM	200,000	AUD	15,436,000	JPY	5,991
3/17/2021	ADM	200,000	AUD	213,190	NZD	(158)
3/17/2021	ADM	300,000	AUD	320,593	NZD	(819)
3/17/2021	ADM	300,000	AUD	320,886	NZD	(1,030)
3/17/2021	INTL FCStone	600,000	BRL	112,750	USD	(2,983)
3/17/2021	ADM	200,000	CAD	155,168	USD	1,394
3/17/2021	ADM	200,000	CAD	155,081	USD	1,481
3/17/2021	ADM	170,065	CAD	100,000	GBP	(4,209)
3/17/2021	ADM	171,044	CAD	100,000	GBP	(3,443)
3/17/2021	ADM	170,754	CAD	100,000	GBP	(3,670)
3/17/2021	ADM	169,774	CAD	100,000	GBP	(4,437)
3/17/2021	ADM	195,992	CAD	200,000	AUD	(48)
3/17/2021	ADM	100,000	CAD	8,214,490	JPY	(204)
3/17/2021	ADM	100,000	CAD	8,208,100	JPY	(143)
3/17/2021	ADM	200,000	CHF	221,347	USD	3,760
3/17/2021	ADM	100,000	CHF	11,651,580	JPY	1,217
3/17/2021	ADM	100,000	CHF	11,660,580	JPY	1,131
3/17/2021	ADM	200,000	CHF	184,851	EUR	314
3/17/2021	ADM	200,000	CHF	184,763	EUR	422
3/17/2021	INTL FCStone	120,000,000	CLP	157,874	USD	6,083
3/17/2021	INTL FCStone	1,800,000	CNH	271,714	USD	6,828
3/17/2021	INTL FCStone	300,000,000	COP	86,982	USD	(2,838)
3/17/2021	INTL FCStone	300,000,000	COP	87,032	USD	(2,889)
3/17/2021	ADM	6,000,000	CZK	274,127	USD	6,399
3/17/2021	ADM	3,000,000	CZK	115,260	EUR	98
3/17/2021	ADM	3,000,000	CZK	115,336	EUR	6
3/17/2021	ADM	1,200,000	DKK	193,502	USD	2,673
3/17/2021	ADM	100,000	EUR	12,543,891	JPY	1,744
3/17/2021	ADM	100,000	EUR	12,491,530	JPY	2,244
3/17/2021	ADM	200,000	EUR	239,852	USD	3,362
3/17/2021	ADM	369,024	EUR	400,000	CHF	(1,454)
3/17/2021	ADM	184,279	EUR	200,000	CHF	(1,010)
3/17/2021	ADM	100,000	EUR	91,256	GBP	(3,735)
3/17/2021	ADM	100,000	EUR	91,167	GBP	(3,613)
3/17/2021	ADM	119,039	EUR	1,200,000	SEK	643
3/17/2021	ADM	57,145	EUR	600,000	NOK	(653)
3/17/2021	ADM	57,206	EUR	600,000	NOK	(579)
3/17/2021	ADM	200,000	GBP	267,402	USD	7,303
3/17/2021	ADM	200,000	GBP	346,850	CAD	3,158
3/17/2021	ADM	100,000	GBP	14,000,300	JPY	3,573
3/17/2021	ADM	100,000	GBP	173,647	CAD	1,405
3/17/2021	ADM	100,000	GBP	173,867	CAD	1,233
3/17/2021	ADM	100,000	GBP	14,077,240	JPY	2,838
3/17/2021	ADM	89,572	GBP	100,000	EUR	1,422
3/17/2021	ADM	89,309	GBP	100,000	EUR	1,060
3/17/2021	ADM	88,239	GBP	100,000	EUR	(408)
3/17/2021	ADM	81,875	GBP	100,000	CHF	(96)
3/17/2021	ADM	20,000,000	HUF	67,305	USD	748
3/17/2021	ADM	20,000,000	HUF	67,305	USD	748
3/17/2021	INTL FCStone	2,000,000,000	IDR	139,978	USD	2,034
3/17/2021	INTL FCStone	2,000,000,000	IDR	140,371	USD	1,641
3/17/2021	ADM	1,000,000	ILS	303,203	USD	2,364
3/17/2021	INTL FCStone	40,000,000	INR	537,851	USD	7,417
3/17/2021	ADM	60,000,000	JPY	575,998	USD	(2,668)
3/17/2021	ADM	13,925,600	JPY	100,000	GBP	(4,287)
3/17/2021	ADM	13,684,100	JPY	100,000	GBP	(6,594)
3/17/2021	ADM	15,881,400	JPY	200,000	AUD	(1,735)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Forward Foreign Currency Contracts (Continued)

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/17/2021	INTL FCStone	200,000,000	KRW	180,553	USD	$ (1,744)
3/17/2021	ADM	2,000,000	MXN	99,848	USD	(1,406)
3/17/2021	ADM	1,000,000	MXN	50,211	USD	(990)
3/17/2021	ADM	1,000,000	MXN	50,211	USD	(990)
3/17/2021	ADM	1,000,000	MXN	50,211	USD	(990)
3/17/2021	ADM	1,000,000	MXN	50,211	USD	(990)
3/17/2021	ADM	1,200,000	NOK	135,636	USD	4,655
3/17/2021	ADM	600,000	NOK	58,469	EUR	(958)
3/17/2021	ADM	600,000	NOK	58,535	EUR	(1,037)
3/17/2021	ADM	200,000	NZD	140,676	USD	3,465
3/17/2021	ADM	209,492	NZD	200,000	AUD	(2,507)
3/17/2021	ADM	104,469	NZD	100,000	AUD	(1,453)
3/17/2021	ADM	107,118	NZD	100,000	AUD	456
3/17/2021	ADM	213,825	NZD	200,000	AUD	615
3/17/2021	INTL FCStone	800,000	PEN	220,964	USD	(1,127)
3/17/2021	ADM	12,000,000	PHP	248,524	USD	974
3/17/2021	ADM	800,000	PLN	214,047	USD	1,155
3/17/2021	INTL FCStone	6,000,000	RUB	79,082	USD	65
3/17/2021	ADM	2,400,000	SEK	234,579	EUR	2,969
3/17/2021	ADM	600,000	SEK	73,704	USD	(1,645)
3/17/2021	INTL FCStone	15,000,000	TWD	534,550	USD	1,292
3/17/2021	INTL FCStone	77,771	USD	6,000,000	RUB	(1,376)
3/17/2021	INTL FCStone	111,049	USD	400,000	PEN	1,131
3/17/2021	INTL FCStone	110,975	USD	400,000	PEN	1,057
3/17/2021	ADM	97,040	USD	2,000,000	MXN	(1,402)
3/17/2021	ADM	97,040	USD	2,000,000	MXN	(1,402)
3/17/2021	ADM	220,952	USD	800,000	PEN	1,115
3/17/2021	ADM	124,688	USD	6,000,000	PHP	(61)
3/17/2021	ADM	68,244	USD	1,000,000	ZAR	2,215
3/17/2021	INTL FCStone	143,349	USD	2,000,000,000	IDR	1,337
3/17/2021	ADM	273,960	USD	200,000	GBP	(745)
3/17/2021	ADM	194,312	USD	20,000,000	JPY	3,202
3/17/2021	ADM	157,467	USD	200,000	CAD	888
3/17/2021	INTL FCStone	92,393	USD	600,000	CNH	(454)
3/17/2021	INTL FCStone	136,092	USD	10,000,000	INR	(226)
3/17/2021	INTL FCStone	217,155	USD	6,000,000	TWD	2,818
3/17/2021	INTL FCStone	55,948	USD	300,000	BRL	1,064
3/17/2021	INTL FCStone	55,948	USD	300,000	BRL	1,064
3/17/2021	ADM	50,211	USD	1,000,000	MXN	990
3/17/2021	ADM	50,211	USD	1,000,000	MXN	990
3/17/2021	ADM	155,956	USD	200,000	AUD	2,466
3/17/2021	ADM	218,055	USD	800,000	PLN	2,853
3/17/2021	ADM	193,990	USD	20,000,000	JPY	2,880
3/17/2021	ADM	173,561	USD	600,000,000	COP	5,274
3/17/2021	ADM	281,963	USD	6,000,000	CZK	1,437
3/17/2021	ADM	135,777	USD	10,000,000	INR	(540)
3/17/2021	INTL FCStone	91,909	USD	100,000,000	KRW	2,505
3/17/2021	ADM	99,392	USD	600,000	DKK	1,305
3/17/2021	ADM	31,810	USD	500,000	ZAR	(1,205)
3/17/2021	ADM	31,896	USD	500,000	ZAR	(1,119)
3/17/2021	INTL FCStone	80,781	USD	60,000,000	CLP	(1,198)
3/17/2021	ADM	71,756	USD	600,000	SEK	(303)
3/17/2021	ADM	154,808	USD	500,000	ILS	2,025
3/17/2021	ADM	154,631	USD	500,000	ILS	1,848
3/17/2021	ADM	39,484	USD	3,000,000	RUB	(89)
3/17/2021	ADM	39,391	USD	3,000,000	RUB	(183)
3/17/2021	ADM	72,024	USD	100,000	NZD	(47)
3/17/2021	ADM	89,294	USD	100,000,000	KRW	(111)
3/17/2021	ADM	1,000,000	ZAR	66,275	USD	(245)
3/17/2021	ADM	1,000,000	ZAR	66,413	USD	(383)

	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$ 77,863

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
ADM - ADM Investor Services, Inc.
INTL FCStone - International FCStone, Inc.

AUD - Australian Dollar
BRL - Brazial Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Yuan Reminbi
COP - Columbian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philppine Peso
PLN - Poland ztoly
RUB - Russian Ruble
SEK - Swedish Krona
TWD - Taiwan New Dollar
ZAR - South African Rand
USD - U.S. Dollar

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Short-Term Investments		$ 12,215,338	$ -	$ -	$ 12,215,338
Futures Contracts*		259,122	-	-	259,122
Forward Foreign Currency Contracts**		-	158,492	-	158,492
	Total Assets	$ 12,474,460	$ 158,492	$ -	$ 12,632,952
Liabilities		Level 1	Level 2	Level 3
Futures Contracts*		$ 400,106	$ -	$ -	$ 400,106
Forward Foreign Currency Contracts**		-	80,629	-	80,629
	Total Liabilities	$ 400,106	$ 80,629	$ -	$ 480,735
* Represents unrealized appreciation/depreciation on futures contracts.
** Represents unrealized appreciation/depreciation on foreign currency contracts.
The Fund did not hold any Level 3 securities during the period.
Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Consolidation of Subsidiaries – Superfund Managed Futures Strategy Fund ("Fund") with Superfund Managed Futures Strategy (Cayman) Fund Ltd. ("Superfund-CFC") – The Consolidated Portfolio of Investments includes the accounts of Superfund-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

Superfund-CFC utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

A summary of the net assets of the Superfund-CFC is as follows:
	Inception Date of CFC	CFC Net Assets at January 31, 2021	% of Fund Net Assets at January 31, 2021
Superfund-CFC	6/20/14	$3,038,065	21.35%

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of January 31, 2021 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain (Loss)
Commodity contracts	$ 100,815
Equity contracts	(169,870)
Foreign exchange contracts	58,368
Interest rate contracts	(52,434)
Total	$ (63,121)

The value of the derivative instruments outstanding as of January 31, 2021 as disclosed in the Consolidated Portfolio of Investments and the amount of unrealized gain/loss on derivative instruments as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
	$ 12,092,986	$ 122,352	$ -	$ 122,352